Intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
At 1 January	£ 484
Charge for the year	69	£ 48	£ 61
Write down of goodwill and other intangible assets		16	85
At 31 December	522	484
Bank
Intangible assets
At 1 January	477
At 31 December	490	477
Carrying value of goodwill	490	477
Cost
Intangible assets
At 1 January	1,815	1,902
Transfers to disposal groups	(46)	(62)
Transfer from/to fellow subsidiaries	192	(2)
Currency translation and other adjustments	(8)	156
Additions	25	6
Disposals and write-off of fully amortised assets	(20)	(185)
At 31 December	1,958	1,815	1,902
Cost | Bank
Intangible assets
At 1 January	1,235	1,237
Transfer from/to fellow subsidiaries	63	(2)
Additions	10
Disposals and write-off of fully amortised assets	(20)
At 31 December	1,288	1,235	1,237
Accumulated impairment, depreciation and amortisation
Intangible assets
At 1 January	1,331	1,385
Transfers to disposal groups	(46)	(62)
Transfer from/to fellow subsidiaries	109	(26)
Currency translation and other adjustments	(8)	152
Disposals and write-off of fully amortised assets	(19)	(182)
At 31 December	1,436	1,331	1,385
Accumulated impairment, depreciation and amortisation | Bank
Intangible assets
At 1 January	758	739
Transfer from/to fellow subsidiaries	(6)	(26)
Disposals and write-off of fully amortised assets	(20)
Charge for the year	66	45
At 31 December	798	758	739
Continuing operations | Accumulated impairment, depreciation and amortisation
Intangible assets
Charge for the year	69	48
Write down of goodwill and other intangible assets		16
Goodwill
Intangible assets
At 31 December	10
Goodwill | Cost
Intangible assets
At 1 January	510	446
Transfers to disposal groups		(6)
Transfer from/to fellow subsidiaries	111
Currency translation and other adjustments	(3)	70
At 31 December	618	510	446
Goodwill | Accumulated impairment, depreciation and amortisation
Intangible assets
At 1 January	510	446
Transfers to disposal groups		(6)
Transfer from/to fellow subsidiaries	101
Currency translation and other adjustments	(3)	70
At 31 December	608	510	446
Other
Intangible assets
At 1 January	484
At 31 December	512	484
Other | Cost
Intangible assets
At 1 January	1,305	1,456
Transfers to disposal groups	(46)	(56)
Transfer from/to fellow subsidiaries	81	(2)
Currency translation and other adjustments	(5)	86
Additions	25	6
Disposals and write-off of fully amortised assets	(20)	(185)
At 31 December	1,340	1,305	1,456
Other | Accumulated impairment, depreciation and amortisation
Intangible assets
At 1 January	821	939
Transfers to disposal groups	(46)	(56)
Transfer from/to fellow subsidiaries	8	(26)
Currency translation and other adjustments	(5)	82
Disposals and write-off of fully amortised assets	(19)	(182)
At 31 December	828	821	£ 939
Other | Continuing operations | Accumulated impairment, depreciation and amortisation
Intangible assets
Charge for the year	£ 69	48
Write down of goodwill and other intangible assets		£ 16